Debt and Financing Arrangements (Notes)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
DEBT AND FINANCING ARRANGEMENTS
DEBT AND FINANCING ARRANGEMENTS

Short-term debt consisted of the following (in millions):

	September 30,
	2015	2014
Bank borrowings and commercial paper	$52	$183
Weighted average interest rate on short-term debt outstanding	7.2%	3.8%

The Company has a $2.5 billion committed five-year credit facility scheduled to mature in August 2018. The facility is used to support the Company’s outstanding commercial paper. There were no draws on the committed credit facility during the fiscal years ended September 30, 2015 and 2014. Average outstanding commercial paper for the fiscal year ended September 30, 2015 was $1,537 million, and there was none outstanding at September 30, 2015. Average outstanding commercial paper for the fiscal year ended September 30, 2014 was $1,252 million, and there was none outstanding at September 30, 2014.
Long-term debt consisted of the following (in millions; due dates by fiscal year):

	September 30,
	2015	2014
Unsecured notes
7.7% due in 2015 ($125 million par value)	$—	$125
5.5% due in 2016 ($800 million par value)	800	802
7.125% due in 2017 ($150 million par value)	153	156
2.6% due in 2017 ($400 million par value)	404	400
2.355% due in 2017 ($46 million par value)	46	46
1.4% due in 2018 ($300 million par value)	303	298
5.0% due in 2020 ($500 million par value)	499	499
4.25% due 2021 ($500 million par value)	498	498
3.75% due in 2022 ($450 million par value)	448	448
3.625% due in 2024 ($500 million par value)	500	500
6.0% due in 2036 ($400 million par value)	395	395
5.7% due in 2041 ($300 million par value)	299	299
5.25% due in 2042 ($250 million par value)	250	250
4.625% due in 2044 ($450 million par value)	447	447
6.95% due in 2046 ($125 million par value)	125	125
4.95% due in 2064 ($450 million par value)	449	449
Capital lease obligations	48	55
Foreign-denominated debt
Euro	529	663
Japanese Yen	308	—
Other	57	42
Gross long-term debt	6,558	6,497
Less: current portion	813	140
Net long-term debt	$5,745	$6,357

At September 30, 2015, the Company’s euro-denominated long-term debt was at fixed and floating rates with a weighted-average interest rate of 1.5%. At September 30, 2014, the Company’s euro-denominated long-term debt was at fixed and floating rates with a weighted-average interest rate of 2.0%.

The installments of long-term debt maturing in subsequent fiscal years are: 2016 - $813 million; 2017 - $769 million; 2018 - $358 million; 2019 - $248 million; 2020 - $905 million; 2021 and thereafter - $3,465 million. The Company’s long-term debt includes various financial covenants, none of which are expected to restrict future operations.

Total interest paid on both short and long-term debt for the fiscal years ended September 30, 2015, 2014 and 2013 was $373 million, $314 million and $300 million, respectively. The Company uses financial instruments to manage its interest rate exposure (see Note 10, "Derivative Instruments and Hedging Activities," and Note 11, "Fair Value Measurements," of the notes to consolidated financial statements). These instruments affect the weighted average interest rate of the Company’s debt and interest expense.

Financing Arrangements

At September 30, 2015 and 2014, the Company had committed bilateral euro denominated revolving credit facilities totaling 237 million euro. Additionally, at September 30, 2015 and 2014, the Company had committed bilateral U.S. dollar denominated revolving credit facilities totaling $135 million and $185 million, respectively. In December 2014, the Company terminated a $50 million committed revolving credit facility initially scheduled to mature in September 2015. As of September 30, 2015, facilities in the amount of 237 million euro and $135 million are scheduled to expire in fiscal 2016. There were no draws on any of these revolving facilities in fiscal 2015.

In September 2015, the Company retired, at maturity, $500 million, $150 million and $100 million floating rate term loans plus accrued interest that were entered into during fiscal 2015.

In June 2015, the Company entered into a five-year, 37 billion yen floating rate syndicated term loan scheduled to mature in June 2020. Proceeds from the syndicated term loan were used for general corporate purposes.

In May 2015, the Company made a partial repayment of 32 million euro in principal, plus accrued interest, of its 70 million euro floating rate credit facility scheduled to mature in November 2017.

In March 2015, the Company retired $125 million in principal amount, plus accrued interest, of its 7.7% fixed rate notes that matured in March 2015.

In January 2015, the Company entered into a one-year, $90 million, committed revolving credit facility scheduled to mature in January 2016. The Company drew on the full credit facility during the quarter ended March 31, 2015. Proceeds from the revolving credit facility were used for general corporate purposes. The $90 million was repaid in September 2015.

In September 2014, the Company retired a $500 million, floating rate term loan plus accrued interest that matured in September 2014. The Company also retired a $150 million, floating rate term loan plus accrued interest initially scheduled to mature in January 2015.

In June 2014, the Company issued $300 million aggregate principal amount of 1.4% senior unsecured fixed rate notes due in November 2017, $500 million aggregate principal amount of 3.625% senior unsecured fixed rate notes due in June 2024, $450 million aggregate principal amount of 4.625% senior unsecured fixed rate notes due in July 2044 and $450 million aggregate principal amount of 4.95% senior unsecured fixed rate notes due in July 2064. Aggregate net proceeds of $1.7 billion from the issuance were used to finance the acquisition of ADT and for other general corporate purposes. Refer to Note 2, "Acquisitions and Divestitures," of the notes to consolidated financial statements for further information regarding the ADT acquisition.

In March 2014, the Company entered into a nine-month, $150 million, floating rate term loan scheduled to mature in December 2014. Proceeds from the term loan were used for general corporate purposes. The loan was repaid during the quarter ended June 30, 2014.

In March 2014, the Company retired $450 million in principal amount, plus accrued interest, of its 1.75% fixed rate notes that matured March 2014.

In February 2014, the Company retired $350 million in principal amount, plus accrued interest, of its floating rate notes that matured February 2014.

In December 2013, the Company entered into a five-year, 220 million euro, floating rate credit facility scheduled to mature in fiscal 2018. The Company drew on the full credit facility during the quarter ended December 31, 2013. Proceeds from the facility were used for general corporate purposes.

Net Financing Charges

The Company's net financing charges line item in the consolidated statements of income for the years ended September 30, 2015, 2014 and 2013 contained the following components (in millions):

	Year Ended September 30,
	2015	2014	2013

Interest expense, net of capitalized interest costs	$288	$254	$255
Banking fees and bond cost amortization	23	18	21
Interest income	(9)	(10)	(19)
Net foreign exchange results for financing activities	(14)	(18)	(10)
Net financing charges	$288	$244	$247